Pension and Other Postretirement Healthcare Benefits - Summary of Expected Benefit Payments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit payments expected to be paid from the U.S. qualified retirement plan , 2013	$ 29
Benefit payments expected to be paid from the U.S. qualified retirement plan , 2014	28
Benefit payments expected to be paid from the U.S. qualified retirement plan , 2015	27
Benefit payments expected to be paid from the U.S. qualified retirement plan , 2016	27
Benefit payments expected to be paid from the U.S. qualified retirement plan , 2017	27
Benefit payments expected to be paid from the U.S. qualified retirement plan , 2018 through 2022	$ 131